Fixed Assets - Summary of Fixed Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	$ 82,348	$ 108,012
Less: Accumulated depreciation and amortization	(71,986)	(90,823)
Fixed assets, net	10,362	17,189
Leasehold improvements
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	49,610	49,718
Furniture and fixtures
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	8,188	8,606
Equipment
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	15,969	35,293
Software
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	$ 8,581	$ 14,395